INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Inventory [Line Items]
Raw material	$ 0	$ 4
Finished goods	72	1,343
Project-in-progress	94	795
Total	$ 166	$ 2,142